Accounting Policies, by Policy (Policies)	6 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Basis of Presentation and Consolidation
(a)	Basis of Presentation and Consolidation

The unaudited condensed consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). The unaudited condensed consolidated financial statements include the financial statements of the Company, all its subsidiaries and those former variable interest entities (the “VIEs”) of which the Company is the primary beneficiary from the dates they were acquired or incorporated. All intercompany balances and transactions have been eliminated in consolidation.

Prior to the disposal of the Disposed Puyi Group in September 2025 and the disposal of Fanhua RONS Technologies and Xinbao Investment in December 2024, in order to comply with PRC laws and regulations that prohibit or restrict foreign control of companies involved in the provision of internet content and other restricted businesses, the Group operated certain of its businesses that were subject to such restrictions in the PRC through PRC domestic companies (the “former consolidated VIEs”), whose equity interests were held by certain individuals (“Nominee Shareholders”). The former consolidated VIEs herein refer to Puyi Bohui, Xinbao Investment, RONS Technologies and their respective subsidiaries prior to December 2024 and refer to Puyi Bohui and its subsidiaries since December 2024 until September 2025. The Group obtained control over these PRC domestic companies by entering into a series of contractual arrangements with them and their respective Nominee Shareholders. Management concluded that these PRC domestic companies were former consolidated VIEs of the Group, of which the Group was the primary beneficiary. As such, the Group consolidated the financial results of these PRC domestic companies and their subsidiaries in its unaudited condensed consolidated financial statements until their respective disposals. See Note 14 for details.

To align with the termination of act-in-concert arrangements among Meidiya and the other shareholders of FHISLA by mutual agreement of the parties, a disposal plan was formed in January 2025 to divest the Group’s claim adjusting businesses. The Company’s sales of the Disposed Adjusting Group, Disposed Puyi Group and deconsolidation of the Deconsolidated AIFU Group (collectively referred to as the “Disposed Group”) represented a strategic business shift having a major effect on the Group’s operations and financial results. The results of operations for the Disposed Group are presented as discontinued operations on the unaudited condensed consolidated statements of operations and comprehensive income (loss), and assets and liabilities are reflected as “Assets and Liabilities of Discontinued Operations” on the unaudited condensed consolidated balance sheets for all periods presented. Amounts for all periods discussed below reflect the results of operations, financial condition and cash flows from the Company’s continuing operations, unless otherwise noted. Refer to Note 4 for further discussion on the Group’s discontinued operations.

Use of Estimates
(b)	Use of Estimates

The preparation of the unaudited condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities on the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. On an ongoing basis, management reviews these estimates and assumptions using the currently available information. Changes in facts and circumstances may cause the Group to revise its estimates. In accordance with ASC 250, the changes in estimates will be recognized in the same period of changes in facts and circumstances. The Group bases its estimates on past experiences and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Estimates are used when accounting for items and matters including, but not limited to, inventory write-downs, the allowance for credit losses, estimated useful lives of property, plant, and equipment, intangible assets and operating lease right-of-use assets, goodwill valuation, recognition of share-based compensation expenses, short term investment, the realization of deferred tax assets and impairment assessment of long-lived assets.

Cash and Cash Equivalents
(c)	Cash and Cash Equivalents

Cash and cash equivalents consist of cash on hand, bank deposits and short-term, highly liquid investments, which have original maturities of three months or less, and that are readily convertible to known amounts of cash and have insignificant risk of changes in value related to changes in interest rates.

Short Term Investments
(d)	Short Term Investments

All investments with original maturities less than twelve months or investments that are expected to be realized in cash during the next twelve months are classified as short-term investments. The Group accounts for short-term debt investments in accordance with ASC Topic 320, Investments – Debt Securities (“ASC 320"). The Group classifies the short-term investments in debt securities as held-to-maturity or available-for-sale, whose classification determines the respective accounting methods stipulated by ASC 320. Dividend and interest income for all categories of investments in securities are included in earnings. Any realized gains or losses on the sale of the short-term investments are determined on a specific identification method, and such gains and losses are reflected in earnings during the period in which gains or losses are realized.

Short-term debt investments primarily consist of wealth management products issued by banks. These instruments are classified as available-for-sale and are measured at fair value through profit or loss in accordance with ASC 320. As of June 30, 2025 and December 31,2025, the Group held short-to-medium term money market funds with fair values of approximately RMB4.3 million and RMB 0.8 million, respectively. Related investment income, including investment gains of nil and RMB1,600 for the six months ended December 31, 2024 and 2025, respectively, is recognized within “net loss from fair value change” in the unaudited condensed consolidated statements of operations and comprehensive income (loss).

Under ASC 321, equity investments with readily determinable fair values are measured at fair value, with changes in fair value recognized in net income. The Group’s equity investments as of December 31, 2025 are measured at fair value and recorded within “other current assets” on the unaudited condensed consolidated balance sheets. These investments are remeasured to fair value at each reporting date, and unrealized and realized gains and losses are recognized in the unaudited condensed consolidated statements of operations and comprehensive income (loss) under “net losses from fair value changes.”

No impairment losses were recognized on short-term investments or equity investments for the six months ended December 31, 2024 and 2025. Under ASC 321, equity investments measured at fair value are not subject to impairment assessment because changes in fair value are recognized in net income as they occur.

Accounts Receivable
(e)	Accounts Receivable

Accounts receivable is recorded at the amount that the Group expects to collect and do not bear interest. Accounts receivable primarily represents fees receivable on sales of health and wellness products from customers. Accounts receivable is generally settled within 30 days since the initial recognition pursuant to the payment terms in the contract with customers.

The Group evaluates the collectability of its accounts receivable based on a combination of factors. The provision of credit losses for accounts receivable is based upon the current expected credit losses (“CECL”) model by pooling accounts receivable into various age buckets (e.g., within 1 year, 1-2 years, 2-3 years and longer than 3 years) as balances within the same range of aging share similar risk characteristics and applying expected credit loss rates to each pool. The Group has fully provided CECL for accounts receivable aging longer than three years. In assessing the CECL, the Group considers both quantitative and qualitative information that is reasonable and supportable, including relevant available information from internal and external sources, related to past events, historical credit loss experience, current and future economic events as well as other conditions that may be beyond the Group’s control. Credit loss expenses are assessed periodically and included in general and administrative expenses on the unaudited condensed consolidated statements of operations and comprehensive income (loss). Accounts receivable that are deemed uncollectible when all collection efforts have been exhausted, which typically lasts for no less than three years past due, are written off against the allowance for credit loss.

Inventories, net
(f)	Inventories, net

Inventories are stated at the lower of cost and net realizable value. Inventories primarily consist of:

●	Raw materials and finished goods related to the bird’s nest-based nutritional products;

●	Raw materials, work in progress, and finished goods used in the manufacture of mobile charging robots and other mobile energy replenishment equipment;

●	Wild-grown ginseng roots aged over 40 years that are under cultivation and have not yet been harvested.

For bird’s nest products and mobile charging robots and other mobile energy replenishment equipment, the cost of inventories includes direct materials, direct labor, and an appropriate allocation of manufacturing overhead. Cost is determined using the first-in, first-out (FIFO) method. Ginseng roots inventories primarily represent capitalized costs associated with growing ginseng roots, including but not limited to initial purchase cost based on valuation, plantation, cultivation, pest control, pruning, irrigation, and other related costs. Although these ginseng roots are classified as inventory as they are cultivated for sale in the ordinary course of business, they are presented as non-current assets due to their long cultivation cycle. The Group regularly assesses the net realizable value of its inventories. A provision for obsolescence (inventory write-down) is recognized when the carrying amount exceeds the estimated net realizable value. This estimation considers factors such as the current condition of inventory, aging, expected future demand, and anticipated selling prices. For the six months ended December 31, 2024 and 2025, no inventory write-downs were recorded based on the assessment.

Other receivables
(g)	Other receivables

Other receivables primarily include consideration receivable from share issuance, consideration receivable disposal of an investment, loans to a third party, deposits, advances to staff and other receivables. Management reviews the composition of deposits and other receivables and determines if an allowance for credit loss is needed. Based on management’s assessment, no allowance was recorded for the six months ended December 31, 2024 and 2025.

Property, Plant and Equipment, net
(h)	Property, Plant and Equipment, net

Property, plant and equipment include building, charging piles and robots, machinery and equipment, office equipment, furniture and fixtures, motor vehicles and construction in progress. Construction in progress includes direct costs that are related to the construction of charging piles, and are incurred in connection with bringing the assets to their intended use. Construction in progress is transferred to specific charging piles, the depreciation of these assets commences when the assets are ready for their intended use.

Property, plant and equipment are stated at cost. Depreciation is calculated using the straight-line method over the following estimated useful lives, taking into account residual value:

	Estimated useful life (Years)	Estimated residual value
Building	20	10%
Machinery and equipment	3-10	0-5%
Charging piles and robots	5-10	0%
Office equipment, furniture and fixtures	3-5	0%-5%
Motor vehicles	4-5	5%
Electronic equipment	3-10	5%

The depreciation methods and estimated useful lives are reviewed regularly. The following table summarizes the depreciation expense recognized in the unaudited condensed consolidated statements of operations and comprehensive income (loss):

	Six months ended December 31,
	2024	2025
	RMB	RMB
Cost of revenue	-	333
General and administrative expenses	-	332
Research and development expenses	-	3
Depreciation expense	-	668

Business combinations and non-controlling interests
(i)	Business combinations and non-controlling interests

The Group evaluates acquisitions of assets to assess whether or not the transaction should be accounted for as a business combination or asset acquisition. In determining whether a particular set of activities and assets is a business, the Group assesses whether the set of assets and activities acquired includes, at a minimum, an input and substantive process and whether the acquired set has the ability to produce outputs. The Group applies a “screen test” that permits a simplified assessment of whether an acquired set of activities and assets is not a business. The test is met if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets.

Transactions in which the acquired is considered a business are accounted for as a business combination as described below. Conversely, transactions not considered as business acquisition are accounted for as acquisition of assets and liabilities. In such transactions, the cost of acquisition is allocated proportionately to the acquired identifiable assets and liabilities, based on their proportionate fair value on the acquisition date. In an asset acquisition, no goodwill is recognized.

The Group accounts for its business combinations using the acquisition method of accounting in accordance with ASC 805 “Business Combinations”. The consideration transferred in a business combination is measured as the aggregate of the acquisition-date fair value of the assets transferred, liabilities incurred by the Group to the selling shareholders of the acquiree, and the equity interests issued by the Group. Transaction costs directly attributable to the acquisition are expensed as incurred. Identifiable assets acquired and liabilities assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the consideration transferred, the fair value of any non-controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree, is recorded as goodwill.

The consideration for the Group’s business acquisitions may include future payments that are contingent upon the occurrence of a particular event or events. Contingent consideration also takes the form of a right of the Group to the returns of previously transferred assets or issued equity interests from the sellers of the acquired business. Both the rights and obligations for such contingent consideration returns and payments are recorded at fair value on the acquisition date. The Group’s contingent right to receive a return of some equity interests issued (i.e., contingently returnable shares) is recognized as an asset and measured at fair value. The Group’s obligation to pay contingent consideration is recognized and classified as a liability and measured at fair value. The contingent consideration rights and obligations are subsequently evaluated each reporting period with changes in fair value recognized as a gain or loss and recorded within change in the fair value of contingent assets and liabilities in the unaudited condensed consolidated statements of operations and comprehensive income (loss).

For the Group’s majority-owned subsidiaries and subsidiaries of VIEs, a non-controlling interest is recognized to reflect the portion of their equity which is not attributable, directly or indirectly, to the Group. Consolidated net income (loss) on the consolidated statements of operations and comprehensive income (loss) includes the net income (loss) attributable to non-controlling interests. The cumulative results of operations attributable to non-controlling interests, are recorded as non-controlling interests on the Group’s unaudited condensed consolidated balance sheets.

Goodwill and Other Intangible Assets
(j)	Goodwill and Other Intangible Assets

 Goodwill

Goodwill represents the excess of costs over fair value of net assets of businesses acquired in a business combination. Goodwill is not amortized, but is tested for impairment at the reporting unit level at least on an annual basis at the balance sheet date or more frequently if certain indicators arise.

The Group had three reporting units from December 31, 2023 upon the completion of the business combination transaction of AIFU to January 1, 2025 upon the completion of the disposal of the claim adjusting business (see Note 4 for details).

From January 1, 2025 to August 31, 2025 upon the completion of the business combination transaction of Carve Group, the Group operated in two reporting units. From August 31, 2025 to September 30, 2025 upon the completion of the disposal of the wealth management business (see Note 4 for details), the Group operated in three reporting units.

From September 30, 2025 to October 30, 2025 upon the completion of the business combination transaction of Real Prospect, the Group operated in two reporting units. From October 30, 2025 to December 31, 2025 upon the deconsolidation of the agency service business (see Note 4 for details), the Group operated in three reporting units. As of December 31, 2025, the Group operated in two reporting units.

The impairment test for goodwill is performed as of year-end or if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount by comparing the fair value of a reporting unit with its carrying value. In testing goodwill for impairment, the Group elects to perform a qualitative assessment to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. A quantitative assessment is performed if the qualitative assessment results in a more-likely-than-not determination. If the fair value of the reporting unit exceeds its carrying amount, goodwill is not impaired and no further testing is required. If the fair value of the reporting unit is less than the carrying value, an impairment charge is recognized for the amount by which the carrying amount exceeds the reporting unit’s fair value; however, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit.

The impairment review is highly judgmental and involves the use of significant estimates and assumptions. These estimates and assumptions have a significant impact on the amount of any impairment charge recorded. Estimates of fair value are primarily determined by using discounted cash flows. Discounted cash flows method is dependent upon assumptions of future sales trends, market conditions and cash flows of each reporting unit over several years. Actual cash flows in the future may differ significantly from those previously forecasted. Other significant assumptions include growth rates, operating margins and the discount rates applicable to future cash flows. For the six months ended December 31, 2024 and 2025, no impairment of goodwill was recorded based on the assessment.

Intangible Assets

Identifiable intangibles assets are required to be determined separately from goodwill based on their fair values. In particular, an intangible asset acquired in a business combination should be recognized as an asset separate from goodwill if it satisfies either the “contractual-legal” or “separability” criterion. Intangible assets with a finite economic life are carried at cost less accumulated amortization. The useful lives of intangible assets are assessed to be either finite or indefinite. Intangible assets that are not considered to have an indefinite useful life are amortized over their estimated useful lives on a straight-line basis.

The estimated useful lives for the Group’s intangible assets are as follows:

Estimated useful life (Years)
Software Copyright	5-10
Patent	5-10
Trade names	5-10
Forest land use right	31
Software	10
Human Capital	5
Customer Relationships	5
In-Process Research & Development	3
Supplier Relationships and Vendor Agreements	5

Investments in Affiliates
(k)	Investments in Affiliates

The Group uses the equity method of accounting for investments in which the Group has the ability to exercise significant influence, but does not have a controlling interest. Under the equity method, investments are initially recognized at cost and subsequently adjusted to recognize the Group’s share of the post-acquisition profits or losses of the investee in profit or loss, and its share of other comprehensive income. The Group recorded nil and an investment loss of RMB1,225 in share of loss of affiliates in the unaudited condensed consolidated statements of operations and comprehensive income (loss) for the six months ended December 31, 2024 and 2025, respectively.

The Group continually reviews its investment in equity investees to determine whether a decline in fair value to an amount below the carrying value is other-than-temporary. The primary factors the Group considers in its determination are the duration and severity of the decline in fair value; the financial condition, operating performance and the prospects of the equity investee; and other company specific information such as the stock price of the investee and its corresponding volatility, if publicly traded, the Group’s intent and ability to hold the investment until recovery, and changes in the macro-economic, competitive and operational environment of the investee. If the decline in fair value is deemed to be other-than-temporary, the carrying value of the equity investee is written down to fair value.

Impairment of Long-Lived Assets
(l)	Impairment of Long-Lived Assets

Property, plant, and equipment and intangible assets with definite lives are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized for the amount by which the carrying value of the asset exceeds the fair value of the asset. No impairment loss on intangible assets was recorded during the six months ended December 31, 2024 and 2025 in the unaudited condensed consolidated statements of operations and comprehensive income (loss).

Redeemable ordinary shares
(m)	Redeemable ordinary shares

The Company accounts for ordinary shares subject to possible redemption in accordance with ASC 480 “Distinguishing Liabilities from Equity.” Ordinary shares subject to conditional redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the control of the Company is classified as mezzanine equity. The Company evaluates the probability of these redeemable ordinary shares becoming redeemable at each reporting date. If it is probable that the redeemable ordinary shares will become redeemable, the Company recognizes changes in redemption value immediately as they occur and adjusts the carrying value of the instrument to equal the redemption value at the end of each reporting period. Increases or decreases in the carrying amount of redeemable ordinary shares shall be affected by charges against retained earnings, in the absence of retained earnings, as a charge against additional paid-in capital. Accordingly, if the ordinary shares are not currently redeemable and it is not probable that the ordinary shares will become redeemable, subsequent adjustment of the amount presented in temporary equity is unnecessary.

Treasury Shares
(n)	Treasury Shares

 Treasury shares represent ordinary shares repurchased by the Group that are no longer outstanding and are held by the Group. The repurchased ordinary shares are recorded whereby the total par value of shares acquired is recorded as treasury stock and the difference between the par value and the amount of cash paid is recorded in additional paid-in capital. If additional paid-in capital is not available or is not sufficient, the remaining amount is to reduce retained earnings.

Income Taxes
(o)	Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the unaudited condensed consolidated financial statements, net operating loss carryforwards and credits by applying enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

The Group records uncertain tax positions in accordance with ASC 740 on the basis of a two-step process in which (1) it determines whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, the Group recognizes the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority. The Group recognizes interest and penalties related to unrecognized tax benefits, if any, on the income tax expense line in the accompanying unaudited condensed consolidated statements of operations and comprehensive income (loss). Accrued interest or penalties are included on the other tax liabilities line in the unaudited condensed consolidated balance sheets.

Share-based Compensation
(p)	Share-based Compensation

All forms of share-based payments to employees and nonemployees, including restricted share units, stock options and stock purchase plans, are treated the same as any other form of compensation by recognizing the related cost in the consolidated statements of operations and comprehensive loss. The Group recognizes compensation cost for an award with only service conditions that has a graded vesting schedule on a straight-line basis over the requisite service period for the entire award, provided that the amount of compensation cost recognized at any date must at least equal to the portion of the grant-date value of the award that is vested at that date. For awards with both service and performance conditions, if each tranche has an independent performance condition for a specified period of service, the Group recognizes the compensation cost of each tranche as a separate award on a straight-line basis; if each tranche has performance conditions that are dependent of activities that occur in the prior service periods, the Group recognizes the compensation cost on a straight-line basis over the requisite service period for each separately vesting portion of the award as if the award was, in-substance, multiple awards. The Group has made an accounting policy election to account for forfeitures when they occur for an award with only service conditions. For an award with a performance condition, the Group continues to assess at each reporting period whether it is probable that the performance condition will be achieved. No compensation cost is recognized for instruments that employees and nonemployees forfeit because a service condition or a performance condition is not satisfied.

Employee share-based compensation

Compensation cost related to employee stock options or similar equity instruments is measured at the grant date based on the fair value of the award and is recognized over the service period, which is usually the vesting period. If an award requires satisfaction of one or more performance or service conditions (or any combination thereof), compensation cost is recognized if the requisite service is rendered, while no compensation cost is recognized if the requisite service is not rendered.

Employee Benefit Plans
(q)	Employee Benefit Plans

As stipulated by the regulations of the PRC, the Group’s subsidiaries in the PRC participate in various defined contribution plans organized by municipal and provincial governments for its employees. The Group is required to make contributions to these plans at a percentage of the salaries, bonuses and certain allowances of the employees. Under these plans, certain pension, medical and other welfare benefits are provided to employees. The Group has no other material obligation for the payment of employee benefits associated with these plans other than the annual contributions described above. The contributions are charged to the unaudited condensed consolidated statements of operations and comprehensive income (loss) as they become payable in accordance with the rules of the above mentioned defined contribution plans.

Revenue Recognition
(r)	Revenue Recognition

The Group has ceased its wealth management business since the disposal of the Disposed Puyi Group and its agency business since the deconsolidation of the Deconsolidated AIFU Group (see Note 4 for details). Additionally, following the disposal of the Disposed Adjusting Group in January 2025, the Group has no longer engaged in the claim adjusting business (see Note 4 for details). Consequently, the Group is principally engaged in the provision of sale of health and wellness products including bird’s nest-based nutritional products, and the sale of mobile charging robots and charging piles, and convenient charging services.

Revenue is measured at the fair value of the consideration received or receivable for the sales of goods or services in the ordinary course of the Group’s activities.

The Group recognizes revenue when control of promised goods or services is transferred to a customer, in an amount that reflects the consideration the Group expects to be entitled to in exchange for those goods or services. Revenue recognition is assessed under the five-step model prescribed by relevant accounting standards:

●	Identify the contract(s) with a customer.
●	Identify the performance obligation(s) in the contract.
●	Determine the transaction price.
●	Allocate the transaction price to the performance obligation(s).
●	Recognize revenue when (or as) the Group satisfies a performance obligation.

When another party is involved in providing goods or services to a customer, the Group assesses whether its promise is to provide those goods or services itself (acting as a principal) or to arrange for them to be provided by another party (acting as an agent). The Group is a principal if it controls the specified good or service before it is transferred to the customer. When acting as a principal, revenue is recognized at the gross amount of consideration. When acting as an agent, revenue is recognized at the net amount of any fee or commission to which the Group is entitled.

Control of goods or services is transferred to a customer either over time or at a point in time. For performance obligations satisfied over time, revenue is recognized based on the progress towards complete satisfaction of that obligation. Otherwise, revenue is recognized at the point in time when the customer obtains control.

The following is a description of the accounting policy for the principal revenue streams of the Group.

Product revenue recognition

The Group generates substantially all of its revenue from the sale of health and wellness products including bird’s nest-based nutritional products, and the sale of mobile charging robots and charging piles. Revenue is recognized when control of the promised goods is transferred to the customer, in an amount that reflects the consideration the Group expects to be entitled to in exchange for those goods.

Sale of health and wellness products

The sale of health and wellness products primarily via offline sales. For offline sales, revenue is recognized at the point of sale when the customer obtains control of the merchandise, which is generally at the time of checkout.

For online sales conducted through platforms such as JD.com. The Group recognizes revenue at the point of time when the goods have been received by the customers based on the delivery day estimate.

Each customer order is being distinct and separately identifiable from other customer orders consider as a single performance obligation to arrange and transport goods from origin to destination designated by customer. As each customer order includes only one performance obligation and no variable consideration, no allocation of the transaction price is required. Revenue is recognized at a point in time when goods are delivered to the designated destination, as evidenced by customer’s signature on the delivery note. Shipping and handling activities are considered fulfillment activities rather than promised services and therefore, they are not considered separate performance obligations.

Payments received in advance of product shipment or transfer of control are recorded as Contract Liabilities.

Sale of mobile charging robots and charging piles

The sale of mobile charging robots and charging piles primarily via offline sales. Revenue from the sale of mobile charging robots and charging piles is recognized when control of the goods is transferred to the customer. The Group identifies the sale of equipment and the related installation services as a single performance obligation, as the installation requires specialized knowledge and is not considered distinct within the context of the contract. This is because the equipment cannot be used by the customer to obtain its intended benefit until installation and commissioning are successfully completed.

Control is deemed to transfer at the point in time when all of the following criteria are met: (i) the products have been delivered to the customer’s designated location; (ii) installation and commissioning have been completed in accordance with customer specifications; (iii) the customer has formally accepted the equipment; and (iv) collectability of the transaction price is probable. Upon satisfaction of these criteria, the customer obtains the ability to direct the use of, and obtain substantially all of the remaining benefits from, the asset.

Revenue is measured based on the transaction price, which is the amount of consideration the Group expects to be entitled to in exchange for transferring the goods, net of any applicable variable consideration, such as discounts or sales incentives. Payment terms typically range from 30 to 60 days after the satisfaction of the performance obligation.

The Group provides a manufacturer’s standard warranty on all mobile charging robots and charging piles sold, which covers the rectification of reported defects via repair, replacement, or adjustment of faulty parts or components due to materials or workmanship. The Group’s standard product warranty generally one years. The Group accrues a warranty reserve for the estimated cost of product warranties at the time revenue is recognized. The warranty liability recorded at each balance sheet date reflects management’s best estimate of the projected costs to repair or replace items under warranty. These estimates are based on actual claims incurred to date and an estimate of the nature, frequency, and costs of future claims. When little or no claims experience exists for a product cohort, estimates are based on an analysis of actual claims incurred for similar products or earlier model years, as applicable, as well as adjusted assumptions about future activity and events, which may leverage relevant benchmark data and industry experience.

The Group reviews and adjusts the estimates on a regular basis to ensure that accruals are adequate to meet expected future warranty obligations. Initial warranty data is limited early in the launch of a new product, and these estimates are inherently uncertain. Accordingly, future adjustments to the warranty accrual may be material as the Company accumulates more actual warranty claims data. The portion of the warranty reserve expected to be incurred within the next 12 months is recorded in accrued liabilities and other current liabilities, while the remaining balance is recorded in other long-term liabilities on the consolidated balance sheets. Warranty expense is recorded as a component of cost of revenue in the consolidated statements of operations.

The Group considers the standard warranty to be an assurance-type warranty that provides customers with assurance that the product complies with agreed-upon specifications, rather than a service-type warranty that provides incremental services to customers. Accordingly, the standard warranty does not create a separate performance obligation under ASC 606, Revenue from Contracts with Customers, and should be accounted for in accordance with ASC 460, Guarantees.

Payments received prior to the fulfillment of all revenue recognition criteria are recorded as Contract Liabilities on the unaudited condensed consolidated balance sheet. These amounts are subsequently recognized as revenue when the performance obligation is satisfied.

Charging services revenues recognition

The Group provides charging services through charging piles and mobile charging robots operated by the Group.

Charing piles

Each customer charging request is distinct and separately identifiable from other customer requests and is considered as a single performance obligation to provide charging services at the designated charging pile. As each charging service contract includes only one performance obligation and no variable consideration, no allocation of the transaction price is required. Revenue from charging pile services is recognized at the point in time when the charging service is completed, and control is transferred to the customer. When the Group provides charging services through charging piles (under arrangements in which the Group acts as an agent, does not have discretion in setting prices, and does not bear inventory risk), the related revenue is recognized on a net basis, representing commissions earned.

Charing robots

Each customer charging request is distinct and separately identifiable from other customer requests and is considered as a single performance obligation to provide mobile charging robot services at the location designated by the customer. As each charging service contract includes only one performance obligation and no variable consideration, no allocation of the transaction price is required. Revenue from mobile charging robot services is recognized at the point in time when the charging service is completed, and control is transferred to the customer. When the Group provides charging services through mobile charging robots (under arrangements in which the Group acts as a principal and obtains control of the charging services before they are transferred to customers), the related revenue is recognized on a gross basis.

Value-added tax and surcharges

The Group is subject to value-added-tax (“VAT”) on the revenues earned for product sales in the PRC. In the accompanying combined statements of comprehensive loss, such VAT is excluded from net revenues. The Group presents revenue net of tax surcharges and value-added taxes incurred. The tax surcharges amounted to nil and RMB2 for the six months ended December 31, 2024 and 2025, respectively.

Contract liabilities

Contract liabilities arise when consideration is received from a customer before the Group satisfies the related performance obligation. The Group’s contract liabilities mainly consist of prepayments from customers. As of June 30, 2025 and December 31, 2025, respectively, the balances of the contract liabilities are nil and RMB7,391.

Contract liabilities of RMB7,225 as of December 31 2025 are expected to be realized in the following year.

Disaggregation of revenue

The following tables show, by timing of revenue recognition, revenue from contracts with customers disaggregated by service lines for the six months ended December 31, 2024 and 2025:

	Six months ended December 31, 2025
	Point in Time	Over Time	Total
	RMB	RMB	RMB
Product revenues
Sale of health and wellness products	1,135		1,135
Sale of mobile charging robots and charging piles	1,826		1,826
Charging services
Charging services through mobile charging robots	95		95
Charging services through charging piles	82		82
Total net revenues	3,138		3,138

Revenue from contracts with customers for the six months ended December 31, 2024 was nil.

Practical expedients and exemptions

The Group generally expenses sales commissions when incurred because the amortization period would have been one year or less. These costs are recorded within selling expenses in the unaudited condensed consolidated statements of operations and comprehensive income (loss), as the amortization period is less than one year and the Group has elected the practical expedient included in ASC 606.

The Group has applied the optional exemption provided by ASC 606 to not disclose the value of remaining performance obligations not yet satisfied as of period end for contracts with original expected duration of one year or less.

Fair Value of Financial Instruments
(s)	Fair Value of Financial Instruments

Fair value is considered to be the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability. The established fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of inputs may be used to measure fair value include:

Level 1	Applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.
Level 2	Applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.
Level 3	Applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The carrying values of the Group’s financial instruments, including cash and cash equivalents, accounts receivable, other receivables, accounts payable and other payables, approximate their fair values due to the short-term nature of these instruments.

The carrying amounts of the long-term receivables and payables approximate their fair value as the interest rates are comparable to the prevailing interest rates in the market. For operating lease liabilities, fair value approximates their carrying value at the year-end as the fair value is estimated by used discounted cash flow, in which incremental borrowing rates used to discount the host contracts approximate market rates. For the six months ended December 31, 2024 and 2025, there were no transfers between different levels of inputs used to measure fair value.

Measured at fair value on a recurring basis

As of December 31, 2025 and June 30, 2025, information about inputs into the fair value measurements of the Group’s assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows.

		Fair Value Measurements at Reporting Date Using
Description	As of June 30, 2025	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Short term investment	4,255	4,255	-	-
		Fair Value Measurements at Reporting Date Using
Description	As of December 31, 2025	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Short term investments	818	-	818	-
Investments – equity security recorded within other current assets	32,235	32,235	-	-

The Group measures its equity investments with readily determinable fair value at its quoted price in active markets. There were no transfers into or out of Level 1 and Level 2 for the six months ended December 31, 2024 and 2025, respectively.

Measured at fair value on a non-recurring basis

The Group measures certain assets, including equity method investments and intangible assets, at fair value on a nonrecurring basis when they are deemed to be impaired. The fair values of these investments and intangible assets are determined based on valuation techniques using the best information available, and may include management judgments, future performance projections, etc. An impairment charge to these investments is recorded when the cost of the investment exceeds its fair value and for equity method investments, this condition is determined to be other-than-temporary. Impairment charge to the intangible assets is recorded when their carrying amounts may not be recoverable.

Goodwill (Note 11) is measured at fair value on a nonrecurring basis, and they are recorded at fair value only when impairment is recognized by applying unobservable inputs such as forecasted financial performance of the acquired business, discount rate, etc. to the discounted cash flow valuation methodology that are significant to the measurement of the fair value of these assets (Level 3).

Investments in affiliates are measured at fair value on a nonrecurring basis, and they are recorded at fair value only when there is other-than-temporary-impairment. The fair value of investment in an affiliate that is publicly listed is determined based on the market value of its share (Level 1) on the date such impairment is recorded.

Foreign Currencies
(t)	Foreign Currencies

The functional currency of the Company is the United States dollar (“USD”). The functional currency of all the other significant subsidiaries and the former consolidated VIEs is Renminbi (“RMB”). Assets and liabilities are translated at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income or loss in the unaudited condensed consolidated statements of operations and comprehensive income (loss). The Group has chosen the RMB as their reporting currency.

The functional currency of most of the Company’s subsidiaries is RMB. Transactions in other currencies are recorded in RMB at the rates of exchange prevailing when the transactions occur. Monetary assets and liabilities denominated in other currencies are translated into RMB at rates of exchange in effect at the balance sheet dates. Exchange gains and losses are recorded in the unaudited condensed consolidated statements of operations and comprehensive income (loss).

Foreign Currency Risk
(u)	Foreign Currency Risk

The RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of RMB is subject to changes in central government policies and international economic and political developments that affect supply and demand in the China Foreign Exchange Trading System market of cash and cash equivalents and restricted cash. The Group had aggregate amounts of RMB243 and RMB1,539 of cash and cash equivalents denominated in RMB as of June 30, 2025 and December 31, 2025, respectively.

Translation into USD
(v)	Translation into USD

The unaudited condensed consolidated financial statements of the Group are stated in RMB. Translations of amounts from RMB into USD are solely for the convenience of the readers outside of China and were calculated at the rate of US$1.00 = RMB 6.9931, representing the noon buying rate in the City of New York for cable transfers of RMB on December 31, 2025, the last business day in the first half of fiscal year 2026, as set forth in H.10 statistical release of the Federal Reserve Bank of New York. The translation is not intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into USD at such rate.

Segment Reporting
(w)	Segment Reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker (the “CODM”), which is the Company’s Chief Executive Officer. As of June 30, 2023, the Group managed its business as a single operating segment engaged in the provision of distribution and managing wealth management services in the PRC. On December 31, 2023 upon the acquisition of AIFU, the Group identified two additional operating segments which are insurance agency and claims adjusting. In January 2025 the Group divested its entire equity interest in Guangdong Meidiya Investment Co., Ltd. and its subsidiaries, which comprised the Group’s claims-adjusting segment. Since completion of the disposal, the Group has ceased providing claims-adjusting services (see Note 4 for details). The Group has ceased its wealth management business since the disposal of the Disposed Puyi Group in September 2025 and its agency business since the deconsolidation of the Deconsolidated AIFU Group in December 2025 (see Note 4 for details). On August 31, 2025 upon the acquisition of Carve Group, the Group identified two additional operating segments which are Glyken Bird Nest and Zhongshen. On October 31, 2025 upon the acquisition of Real prospect, the Group identified one additional operating segment which is Qingdao Maisi. As a result, operating segments are defined as components of an enterprise for which separate financial information is available and evaluated regularly by the Group’s chief operating decision maker in deciding how to allocate resources and in assessing performance.

Substantially all revenues of the Group are derived in the PRC and all long-lived assets are located in the PRC.

Earnings per Share (“EPS”)
(x)	Earnings per Share (“EPS”)

Basic EPS is calculated by dividing the net income available to common shareholders by the weighted average number of ordinary shares outstanding during the year. Diluted EPS is calculated by using the weighted average number of ordinary shares outstanding adjusted to include the potentially dilutive effect of outstanding share-based awards, unless their inclusion in the calculation is anti-dilutive.

Related parties
(y)	Related parties

The Group adopted ASC 850, Related Party Disclosures, for the identification of related parties and disclosure of related party transactions. Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, shareholder, or a related corporation.

Leases
(z)	Leases

The Group leases office space, vehicles and certain equipment under operating leases for terms ranging from short term (under 12 months) to 7 years. The Group does not have options to extend or terminate leases, as the renewal or termination of relevant lease is on negotiation basis. As a lessee, the Group does not have any financing leases and none of the leases contain material residual value guarantees or material restrictive covenants. The Group’s office space leases typically have initial lease terms of 2 to 7 years, and vehicles and equipment leases typically have an initial term of 12 months or less. The Group’s office space leases include fixed rental payments. The lease payments for the Group’s office space leases do not consist of variable lease payments that depend on an index or a rate.

The Group determines whether a contract contains a lease at contract inception. A contract contains a lease if there is an identified asset and the Group has the right to control the use of the identified asset. At the commencement of each lease, management determines its classification as an operating or finance lease. For leases that qualify as operating leases, the Group recognizes a right-of-use (“ROU”) asset and a lease liability based on the present value of the lease payments over the lease term in the unaudited condensed consolidated balance sheets at commencement date. As all of the leases do not have implicit rates available, the Group uses incremental borrowing rates based on the information available at lease commencement date in determining the present value of future payments. The incremental borrowing rates are estimated to approximate the interest rate on a collateralized basis with similar terms and payments, and in economic environments where the leased assets are located.

The ROU asset is measured at the amount of the lease liabilities with adjustments, if applicable, for lease prepayments made prior to or at lease commencement, initial direct costs incurred and lease incentives. For office space leases, the Group identifies the lease and non-lease components (e.g., common-area maintenance costs) and accounts for non-lease components separately from lease component. The Group’s office space lease contracts have only one separate lease component and have no non-components (e.g., property tax or insurance). Most of the office space lease contracts have no non-lease components. For the office space lease contracts include non-lease components, the fixed lease payment is typically itemized in the office space lease contract for separate lease component and non-lease components. Therefore, the Group does not allocate the consideration in the contract to the separate lease component and the non-lease components.

Lease expense for minimum lease payments is recognized on a straight-line basis over the lease term. The Group has made an accounting policy election to exempt leases with an initial term of 12 months or less without a purchase option that is likely to be exercised from being recognized on the balance sheet. Payments related to those leases continue to be recognized in the unaudited condensed consolidated statements of operations and comprehensive income (loss) on a straight-line basis over the lease term.

In addition, the Group lease manufacturing plants from related-party Qingdao Jiutian Lanyue New Energy Technology Co.,Ltd. the Group does not have any related-party sublease transactions.

Failed Sale and leaseback transactions
(aa)	Failed Sale and leaseback transactions

When a sale and leaseback transaction does not qualify for sale accounting, the transaction is accounted for as a financing transaction by the seller-lessee. To account for a failed sale and leaseback transaction as a financing arrangement, the seller-lessee does not derecognize the underlying asset; the seller-lessee continues depreciating the asset as if it was the legal owner. The sales proceeds received from the buyer-lessor are recognized as a financial liability. A seller-lessee will make rental payments under the leaseback. These payments are allocated between interest expense and principal repayment of the financial liability. The amount allocated to interest expense is determined by the incremental borrowing rate or imputed interest rate.

Accounting for Warrants
(ab)	Accounting for Warrants

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the instruments’ specific terms and applicable authoritative guidance in ASC 480 and ASC 815, Derivatives and Hedging (“ASC 815"). The assessment considers whether the instruments are free standing financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the instruments meet all of the requirements for equity classification under ASC 815, including whether the instruments are indexed to the Company’s own common shares and whether the instrument holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, was conducted at the time of warrant issuance and as of each subsequent period end date while the instruments are outstanding. For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in capital at the time of issuance. For issued or modified warrants that do not meet all of the criteria for equity classification, the warrants are required to be recorded at their initial fair value on the date of issuance, and each balance sheet date thereafter. The Company accounts for its outstanding warrants as equity-classified instruments. Management has concluded that The Private Placement Warrants (as defined in Note 21) are classified as equity in accordance with ASC Subtopic 815-40, Derivatives and Hedging - Contracts in Entity’s Own Equity (“ASC 815-40”).

As of December 31, 2025 and June 30, 2025, there were 20,000,000 and nil Private Placement Warrants outstanding, respectively. There were no Private Placement Warrants exercised or expired. There were no Private Placement Warrants exercised or expired as of December 31, 2025.

Accumulated Other Comprehensive Loss or Income
(ac)	Accumulated Other Comprehensive Loss or Income

The Group presents comprehensive loss in the unaudited condensed consolidated statements of operations and comprehensive income (loss) with net loss in a continuous statement.

Accumulated other comprehensive loss mainly represents foreign currency translation adjustments and changes in fair value of available-for-sale debt securities for the period.

Government grants
(ad)	Government grants

Government grants primarily consist of financial subsidies received from provincial and local governments for operating a business in their jurisdictions and compliance with specific policies promoted by the local governments. The Group records such government subsidies as other income or reduction of expenses or cost of revenues when it has fulfilled all of its obligation related to the subsidy. The Group recognized nil and RMB3 for the six months ended December 31, 2024 and 2025.

Recently accounting pronouncements
(ae)	Recently accounting pronouncements

Recently Adopted Accounting Pronouncements issued not yet adopted

In September 2025, the FASB issued ASU 2025-07, Derivatives and Hedging (“Topic 815”) and Revenue from Contracts with Customers (“Topic 606”): Derivatives Scope Refinements and Scope Clarification for Share-Based Noncash Consideration from a Customer in a Revenue Contract (“ASU 2025-07”). ASU 2025-07, expands an existing scope exception under Topic 815 to exclude non-exchange-traded contracts where the underlying is based on the operations or activities specific to one of the contract parties. The Company is currently evaluating the impact of this ASU on its financial statements.

In November 2025, the FASB issued ASU 2025-08, Financial Instruments — Credit Losses (“Topic 326”): Purchased Loans (“ASU 2025-08”). The amendments expand the population of acquired loans subject to the gross-up approach, treating non-credit-deteriorated loans (excluding credit cards) as “seasoned” if purchased at least 90 days after origination or acquired in a business combination. ASU 2025-08 is effective for annual reporting periods beginning after December 15, 2026 and interim reporting periods within those annual reporting periods. Early adoption is permitted. The Company is currently evaluating the impact that adoption of this ASU will have on its interim financial statement disclosures.

In December 2025, the FASB issued ASU 2025-11, which clarifies the scope and disclosure requirements for interim financial reporting under ASC 270. The amendments introduce a principle requiring disclosure of events and transactions occurring after the end of the most recent annual reporting period that have a material impact on the entity and consolidate certain interim disclosure requirements. The amendments are effective for interim reporting periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted. The Company is currently evaluating the impact that adoption of this ASU will have on its interim financial statement disclosures.